Contingencies	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Commitments And Contingencies Disclosure [Abstract]
Contingencies

Note 19 – Contingencies

Medtronic is involved in a number of legal actions. The outcomes of these legal actions are not within Medtronic’s complete control and may not be known for prolonged periods of time. In some actions, the claimants seek damages, as well as other relief (including injunctions barring the sale of products that are the subject of the lawsuit), that could require significant expenditures or result in lost revenues. In accordance with U.S. GAAP, Medtronic records a liability in the consolidated financial statements for loss contingencies when a loss is known or considered probable and the amount can be reasonably estimated. If the reasonable estimate of a known or probable loss is a range, and no amount within the range is a better estimate than any other, the minimum amount of the range is accrued. If a loss is reasonably possible but not known or probable, and can be reasonably estimated, the estimated loss or range of loss is disclosed. When determining the estimated loss or range of loss, significant judgment is required to estimate the amount and timing of a loss to be recorded. Estimates of probable losses resulting from litigation and governmental proceedings involving Medtronic are inherently difficult to predict, particularly when the matters are in early procedural stages, with incomplete scientific facts or legal discovery; involve unsubstantiated or indeterminate claims for damages; potentially involve penalties, fines or punitive damages; or could result in a change in business practice. While it is not possible to predict the outcome for most of the matters discussed, Medtronic believes it is possible that costs associated with them could have a material adverse impact on Medtronic’s consolidated earnings, financial position, or cash flows.

Sprint Fidelis Product Liability Matters

In 2007, a putative class action was filed in the Ontario Superior Court of Justice in Canada seeking damages for personal injuries allegedly related to Medtronic’s Sprint Fidelis family of defibrillation leads. On October 20, 2009, the court certified a class proceeding but denied class certification on plaintiffs’ claim for punitive damages. Pretrial proceedings are underway. Medtronic has not recorded an expense related to damages in connection with this matter because any potential loss is not currently probable or reasonably estimable under U.S. GAAP. Additionally, Medtronic cannot reasonably estimate the range of loss, if any, that may result from this matter.

INFUSE Product Liability Litigation

As of August 26, 2014, plaintiffs had filed approximately 750 lawsuits against Medtronic in the U.S. state and federal courts, reflecting approximately 1,200 individual personal injury claims from the INFUSE bone graft product. Certain law firms have advised Medtronic that they may bring a large number of similar claims against Medtronic in the future. Medtronic estimates those law firms represent approximately 3,600 additional unfiled claimants. Medtronic recorded an expense of $140 million in fiscal year 2014, related to probable and reasonably estimated damages in connection with these matters.

Other INFUSE Litigation

On June 5, 2014, Humana, Inc. filed a lawsuit for unspecified monetary damages in the U.S. District Court for the Western District of Tennessee, alleging that Medtronic violated federal racketeering (RICO) law and various state laws, by conspiring with physicians to promote unapproved uses of INFUSE. Medtronic has not recorded an expense related to damages in connection with this matter because any potential loss is not currently probable or reasonably estimable under U.S. GAAP. Additionally, Medtronic cannot reasonably estimate the range of loss, if any, that may result from this matter.

Shareholder Related Matters

On March 12, 2012, Charlotte Kokocinski filed a shareholder derivative action against both Medtronic and certain of its current and former officers and members of the Board of Directors in the U.S. District Court for the District of Minnesota, setting forth certain allegations, including a claim that defendants violated various purported duties in connection with the INFUSE bone graft product and otherwise. On March 25, 2013, the Court dismissed the case without prejudice. In May 2012, Daniel Himmel and the Saratoga Advantage Trust commenced two other separate shareholder derivative actions in Hennepin County, Minnesota, District Court against the same defendants, making allegations similar to those in the Kokocinski case. On July 1, 2014, Road Carriers Local 707 Welfare & Pension Funds filed a shareholder derivative action in Hennepin County, Minnesota, District Court against the same defendants making allegations similar to those in the Kokocinski, Himmel, and Saratoga Advantage Trust cases. On July 24, 2014, Anne Shirley Cutler filed a shareholder derivative action in Hennepin County, Minnesota, District Court against certain of the same defendants making allegations similar to those in the Kokocinski, Himmel, and Saratoga Advantage Trust cases as well as allegations that defendants violated purported duties in connection with the Synchromed pain pump system.

West Virginia Pipe Trades and Phil Pace, on June 27 and July 3, 2013, respectively, filed putative class action complaints against Medtronic and certain of its officers in the U.S. District Court for the District of Minnesota, alleging that the defendants made false and misleading public statements regarding the INFUSE Bone Graft product during the period of December 8, 2010 through August 3, 2011. Medtronic has not recorded an expense related to damages in connection with these matters because any potential loss is not currently probable or reasonably estimable under U.S. GAAP. Additionally, Medtronic cannot reasonably estimate the range of loss, if any, that may result from these matters.

On July 2, 2014, Lewis Merenstein filed a putative shareholder class action in Hennepin County, Minnesota, District Court seeking to enjoin the potential acquisition of Covidien. The lawsuit names Medtronic, Covidien, and each member of the Medtronic board as defendants, and alleges that the directors breached their fiduciary duties to shareholders with regard to the potential acquisition. On August 21, 2014, Kenneth Steiner filed a putative shareholder class action in Hennepin County, Minnesota, District Court, also seeking an injunction to prevent the potential Covidien acquisition. On July 10, 2014, Richard Taxman filed a putative shareholder class action in the U.S. District Court for the District of Massachusetts also seeking to enjoin the potential acquisition, and naming Medtronic, Covidien, and the members of the Covidien board of directors as defendants. On August 26, 2014, William Cobb filed a putative shareholder class action in Suffolk County Superior Court, Massachusetts, asserting claims similar to those asserted in Taxman. Medtronic has not recorded any expense related to damages in connection with these matters because any potential loss is not currently probable or reasonably estimable under U.S. GAAP. Additionally, Medtronic cannot reasonably estimate the range of loss, if any, that may result from these matters.

Mirowski

Medtronic is a licensee to the RE 38,119 patent (‘119 Patent) and RE 38,897 patent (‘897 Patent) owned by Mirowski Family Ventures, LLC (Mirowski) relating to the treatment of hemodynamic dysfunction. Medtronic and Mirowski dispute the application of the ‘119 and ‘897 Patents to certain Medtronic cardiac resynchronization products. On December 17, 2007, Medtronic filed an action in U.S. District Court for the District of Delaware seeking a declaration that none of its products infringe any valid claims of either the ‘119 or ‘897 Patents. If certain conditions are fulfilled, the ‘119 and/or ‘897 Patents are determined to be valid, and the Medtronic products are found to infringe the ‘119 and/or ‘897 Patents, Medtronic will be obligated to pay royalties to Mirowski based upon sales of certain cardiac resynchronization therapy-defibrillator (CRT-D) products. On March 30, 2011, the trial court entered a judgment of non-infringement in Medtronic’s favor. On September 16, 2012, the Federal Circuit reversed and remanded the trial court’s decision for a new trial, based on its holding that the trial court did not properly allocate the burden of proof in the initial proceedings. Medtronic’s petition for certiorari to the U.S. Supreme Court was granted, and on January 22, 2014, the Supreme Court reversed the Federal Circuit’s decision regarding the burden of proof. On March 11, 2014, the Federal Circuit affirmed the trial court’s judgment of non-infringement. On August 6, 2014, Mirowski filed a petition for certiorari to the U.S. Supreme Court asking for further review of the Federal Circuit’s affirmance. Medtronic has not recorded an expense pursuant to U.S. GAAP requirements in connection with this matter because any loss is not probable or reasonably estimable. Additionally, Medtronic cannot reasonably estimate the range of loss, if any, that may result from this matter.

Other Matters

Medtronic has received subpoenas or document requests from certain government bodies seeking information regarding sales, marketing, clinical, and other information relating to the INFUSE bone graft product, including civil investigative demands from the Attorneys General in Massachusetts, California, Oregon, Illinois, and Washington. Medtronic is fully cooperating with these requests.

On October 14, 2010, Medtronic received a subpoena issued by the U.S. Attorney’s Office for the Western District of New York pursuant to the Health Insurance Portability & Accountability Act of 1996, relating to Medtronic’s sales, marketing, and reimbursement support practices regarding certain neurostimulation devices. Medtronic is fully cooperating with this inquiry. Medtronic recorded an expense of $3 million in the first quarter of fiscal year 2015, related to probable and reasonably estimated damages in connection with this matter.

On November 9, 2010, the French Competition Authority commenced an investigation of Medtronic, along with a number of other medical device companies, and the companies’ trade association, Syndicat National de l’Industrie des Technologies Medicales (SNITEM), to determine whether such companies or SNITEM engaged in any anticompetitive practices in responding to tenders to purchase certain medical devices. Medtronic is fully cooperating with the investigation.

On December 3, 2013, Medtronic received a subpoena for records from the U.S. Attorney’s Office for the District of Minnesota, requesting information relating to Medtronic’s compliance with the Trade Agreements Act. Medtronic is fully cooperating with this inquiry.

Except as described above, Medtronic has not recorded an expense related to losses in connection with these matters because any potential loss is not currently probable or reasonably estimable under U.S. GAAP. Additionally, Medtronic cannot reasonably estimate the range of loss, if any, that may result from these matters.

In the normal course of business, Medtronic periodically enters into agreements that require it to indemnify customers or suppliers for specific risks, such as claims for injury or property damage arising out of Medtronic’s products or the negligence of its personnel or claims alleging that its products infringe third-party patents or other intellectual property. Medtronic’s maximum exposure under these indemnification provisions cannot be estimated, and Medtronic has not accrued any liabilities within the consolidated financial statements. Historically, Medtronic has not experienced significant losses on these types of indemnifications.

18. Contingencies

The Company is involved in a number of legal actions. The outcomes of these legal actions are not within the Company’s complete control and may not be known for prolonged periods of time. In some actions, the claimants seek damages, as well as other relief (including injunctions barring the sale of products that are the subject of the lawsuit), that could require significant expenditures or result in lost revenues. In accordance with U.S. GAAP, the Company records a liability in the consolidated financial statements for loss contingencies when a loss is known or considered probable and the amount can be reasonably estimated. If the reasonable estimate of a known or probable loss is a range, and no amount within the range is a better estimate than any other, the minimum amount of the range is accrued. If a loss is reasonably possible but not known or probable, and can be reasonably estimated, the estimated loss or range of loss is disclosed. When determining the estimated loss or range of loss, significant judgment is required to estimate the amount and timing of a loss to be recorded. Estimates of probable losses resulting from litigation and governmental proceedings involving the Company are inherently difficult to predict, particularly when the matters are in early procedural stages, with incomplete scientific facts or legal discovery; involve unsubstantiated or indeterminate claims for damages; potentially involve penalties, fines or punitive damages; or could result in a change in business practice. While it is not possible to predict the outcome for most of the matters discussed, the Company believes it is possible that costs associated with them could have a material adverse impact on the Company’s consolidated earnings, financial position, or cash flows.

Litigation with Wyeth and Cordis Corporation

On February 22, 2008, Wyeth and Cordis Corporation (Cordis) filed a lawsuit against the Company and its subsidiary, Medtronic AVE, Inc., in U.S. District Court for the District of New Jersey, alleging that Medtronic’s Endeavor drug-eluting stent infringes three U.S. “Morris” patents alleged to be owned by Wyeth and exclusively licensed to Cordis. On January 19, 2012, the Court found the patent claims asserted against Medtronic to be invalid and entered an Order and Judgment in favor of Medtronic and the other defendants. Wyeth and Cordis have appealed. On June 24, 2013, the Court of Appeals for the Federal Circuit affirmed the District Court’s order. The Company is indemnified for the claims made by Wyeth and Cordis. The Company has not recorded an expense related to damages in connection with these matters because any potential loss is not currently probable or reasonably estimable under U.S. GAAP. Additionally, the Company cannot reasonably estimate the range of loss, if any, that may result from this matter.

Litigation with Edwards Lifesciences Corporation

On March 19, 2010, the U.S. District Court for the District of Delaware added Medtronic CoreValve LLC (CoreValve) as a party to litigation pending between Edwards and CoreValve, Inc. In the litigation, Edwards asserted that CoreValve’s transcatheter aortic valve replacement product infringed three U.S. “Andersen” patents owned by Edwards. Before trial, the court granted summary judgment to Medtronic as to two of the three patents. Following a trial, on April 1, 2010 a jury found that CoreValve willfully infringed a claim on the remaining “Andersen” patent and awarded total lost profit and royalty damages, as of that time, of $74 million. On November 13, 2012, the Court of Appeals for the Federal Circuit upheld the jury verdict and remanded to the District Court to reconsider issuing an injunction. Medtronic petitioned for certiorari to the U.S. Supreme Court, but the petition was denied on October 7, 2013. Medtronic recorded an expense of $245 million related to probable and reasonably estimated damages for this matter in the second quarter of fiscal year 2013, of which $84 million was paid on February 28, 2013. On March 12, 2010, Edwards served a second lawsuit in the Delaware court upon CoreValve, Medtronic Vascular, and Medtronic, asserting that Medtronic’s transcatheter aortic valve replacement product from CoreValve infringed three U.S. “Andersen” patents owned by Edwards, including two of the patents that were the subject of the first lawsuit.

On January 15, 2014, the Delaware court found that the CoreValve transcatheter aortic valve replacement product willfully infringed on a “Cribier” patent, with a jury award in the amount of $394 million.

Edwards has also brought actions in Europe alleging patent infringement. Edwards previously asserted that the CoreValve product infringed an “Andersen” patent in Germany and the United Kingdom, which is a counterpart to the U.S. “Andersen” patents. Courts in both countries found that the CoreValve product does not infringe the European “Andersen” patent and dismissed both cases. On August 30, 2012, Edwards commenced a proceeding in Mannheim, Germany, alleging that Medtronic’s CoreValve transcatheter valve infringes three European patents and seeking injunctive and other relief. On June 14, 2013, the Mannheim court dismissed Edwards’ case on the merits that Medtronic’s CoreValve transcatheter valve infringes the “Cribier” patent. On July 12, 2013, the Mannheim court found that Medtronic’s CoreValve transcatheter valve infringes the “Spenser” patent and issued an injunction against Medtronic’s sale or use of the CoreValve product in Germany. Medtronic appealed the court’s finding of infringement. On August 26, 2013, Edwards posted a 50 million Euro bond, as mandated by the court, to enforce the injunction. On November 14, 2013, the appeals court in Karlsruhe stayed the injunction based on the likelihood that the “Spenser” patent would be found to be invalid. On March 5, 2014, the European Patent Office (EPO) determined the “Spenser” patent was invalid. The Mannheim court stayed a third proceeding that had been scheduled for trial on December 20, 2013, involving a related “Cribier” patent, until EPO proceedings conclude regarding the validity of the first “Cribier” patent which was revoked by the Opposition Division of the EPO on December 17, 2013.

On May 19, 2014, Medtronic and Edwards agreed to settle all pending litigation, and the parties will dismiss with prejudice all claims in the pending matters. The settlement agreement provided for a one-time payment of $750 million from Medtronic to Edwards. The agreement also requires ongoing royalties for Medtronic sales of its CoreValve transcatheter valve with minimum annual payments of $40 million through April 9, 2022. As a result, Medtronic recognized a $589 million expense (net of existing accrual) in fiscal year 2014. The $750 million was paid on May 23, 2014. The parties also agreed to cross license the relevant patents in the litigations, and covenanted not to sue each other for eight years in the field of transcatheter valves and related accessories.

Sprint Fidelis Product Liability Matters

In 2007, a putative class action was filed in the Ontario Superior Court of Justice in Canada seeking damages for personal injuries allegedly related to the Company’s Sprint Fidelis family of defibrillation leads. On October 20, 2009, the court certified a class proceeding but denied class certification on plaintiffs’ claim for punitive damages. Pretrial proceedings are underway. The Company has not recorded an expense related to damages in connection with this matter because any potential loss is not currently probable or reasonably estimable under U.S. GAAP. Additionally, the Company cannot reasonably estimate the range of loss, if any, that may result from this matter.

INFUSE Product Liability Litigation

As of the end of fiscal year 2014, plaintiffs filed approximately 750 lawsuits against the Company in the U.S. state and federal courts, reflecting approximately 1,200 individual personal injury claims from the INFUSE bone graft product. Certain law firms have advised the Company that they may bring a large number of similar claims against the Company in the future. The Company estimates those law firms represent approximately 3,600 additional unfiled claimants. The Company recorded an expense of $140 million in fiscal year 2014, related to probable and reasonably estimated damages in connection with these matters.

Other INFUSE Litigation

On June 5, 2014, Humana, Inc. filed a lawsuit for unspecified monetary damages in the U.S. District Court for the Western District of Tennessee, alleging that Medtronic violated federal racketeering (RICO) law and various state laws, by conspiring with physicians to promote unapproved uses of INFUSE. The Company has not recorded an expense related to damages in connection with this matter because any potential loss is not currently probable or reasonably estimable under U.S. GAAP. Additionally, the Company cannot reasonably estimate the range of loss, if any, that may result from this matter.

Shareholder Related Matters

On March 12, 2012, Charlotte Kokocinski filed a shareholder derivative action against both the Company and certain of its current and former officers and members of the Board of Directors in the U.S. District Court for the District of Minnesota, setting forth certain allegations, including a claim that defendants violated various purported duties in connection with the INFUSE bone graft product and otherwise. On March 25, 2013, the Court dismissed the case without prejudice. In May 2012, Daniel Himmel and the Saratoga Advantage Trust commenced two other separate shareholder derivative actions in Hennepin County, Minnesota, District Court against the same defendants, making allegations similar to those in the Kokocinski case.

West Virginia Pipe Trades and Phil Pace, on June 27 and July 3, 2013, respectively, filed putative class action complaints against Medtronic and certain of its officers in the U.S. District Court for the District of Minnesota, alleging that the defendants made false and misleading public statements regarding the INFUSE Bone Graft product during the period of December 8, 2010 through August 3, 2011. The Company has not recorded an expense related to damages in connection with these matters because any potential loss is not currently probable or reasonably estimable under U.S. GAAP. Additionally, the Company cannot reasonably estimate the range of loss, if any, that may result from these matters.

Mirowski

Medtronic is a licensee to the RE 38,119 patent (‘119 Patent) and RE 38,897 patent (‘897 Patent) owned by Mirowski Family Ventures, LLC (Mirowski) relating to the treatment of hemodynamic dysfunction. Medtronic and Mirowski dispute the application of the ‘119 and ‘897 Patents to certain Medtronic cardiac resynchronization products. On December 17, 2007, Medtronic filed an action in U.S. District Court for the District of Delaware seeking a declaration that none of its products infringe any valid claims of either the ‘119 or ‘897 Patents. If certain conditions are fulfilled, the ‘119 and/or ‘897 Patents are determined to be valid, and the Medtronic products are found to infringe the ‘119 and/or ‘897 Patents, Medtronic will be obligated to pay royalties to Mirowski based upon sales of certain cardiac resynchronization therapy-defibrillator (CRT-D) products. On March 30, 2011, the trial court entered a judgment of non-infringement in Medtronic’s favor. On September 16, 2012, the Federal Circuit reversed and remanded the trial court’s decision for a new trial, based on its holding that the trial court did not properly allocate the burden of proof in the initial proceedings. Medtronic’s petition for certiorari to the U.S. Supreme Court was granted, and on January 22, 2014, the Supreme Court reversed the Federal Circuit’s decision regarding the burden of proof. On March 11, 2014, the Federal Circuit affirmed the trial court’s judgment of non-infringement. The Company has not recorded an expense pursuant to U.S. GAAP requirements in connection with this matter because any loss is not probable or reasonably estimable. Additionally, the Company cannot reasonably estimate the range of loss, if any, that may result from this matter.

Other Matters

The Company has received subpoenas or document requests from certain government bodies seeking information regarding sales, marketing, clinical, and other information relating to the INFUSE bone graft product, including civil investigative demands from the Attorneys General in Massachusetts, California, Oregon, Illinois, and Washington. The Company is fully cooperating with these requests.

On September 16, 2009, the Company received a subpoena from the Office of Inspector General for the Department of Health and Human Services in the Eastern District of California requesting production of documents relating to the Company’s cardiac rhythm medical devices, including revenue, sales, marketing, and promotional documents, documents relating to reimbursement communications to customers pertaining to the devices, documents relating to scientific studies and registries pertaining to the devices, and documents relating to payments or items of value provided to customers. The Company recorded an expense of $10 million in fiscal year 2014, related to probable and reasonably estimated damages. In May 2014, the Company settled this matter for $10 million and certain legal fees.

On October 14, 2010, the Company received a subpoena issued by the U.S. Attorney’s Office for the Western District of New York pursuant to the Health Insurance Portability & Accountability Act of 1996, relating to the Company’s sales, marketing, and reimbursement support practices regarding certain neurostimulation devices. The Company is fully cooperating with this inquiry.

On November 9, 2010, the French Competition Authority commenced an investigation of the Company, along with a number of other medical device companies, and the companies’ trade association, Syndicat National de l’Industrie des Technologies Medicales (SNITEM), to determine whether such companies or SNITEM engaged in any anticompetitive practices in responding to tenders to purchase certain medical devices. The Company is fully cooperating with the investigation.

On December 3, 2013, the Company received a subpoena for records from the U.S. Attorney’s Office for the District of Minnesota related to the same topic addressed in its letter of May 6, 2013, requesting information relating to the Company’s compliance with the Trade Agreements Act. The Company is fully cooperating with this inquiry.

Except as described above, the Company has not recorded an expense related to losses in connection with these matters because any potential loss is not currently probable or reasonably estimable under U.S. GAAP. Additionally, the Company cannot reasonably estimate the range of loss, if any, that may result from these matters.

In the normal course of business, the Company periodically enters into agreements that require it to indemnify customers or suppliers for specific risks, such as claims for injury or property damage arising out of the Company’s products or the negligence of its personnel or claims alleging that its products infringe third-party patents or other intellectual property. The Company’s maximum exposure under these indemnification provisions cannot be estimated, and the Company has not accrued any liabilities within the consolidated financial statements. Historically, the Company has not experienced significant losses on these types of indemnifications.